Survey Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Aircraft Operations
Charter Hire Revenue Earned	$ (698,211)	$ (470,982)	$ (564,505)
Lease payments	454,729	304,410	0
Operating Expenses	1,347,428	1,084,432	1,185,359
Expense	1,103,946	917,860	620,854
Survey Projects	0	371,569	536,331
Total Survey Expenses	$ 1,103,946	$ 1,289,429	$ 1,157,185